INCOME TAXES	9 Months Ended
Sep. 30, 2014
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
5.	Income Taxes

The Company is currently under audit by New York City tax authorities for the 2011, 2012, and 2013 tax years. The Company applied for New York City biotechnology tax credits and received certificates of eligibility from the NYC Department of Finance in the amounts of $147,997, $242,016, and $236,874 for tax years 2013, 2012, and 2011, respectively. These credits have been recognized as income tax benefits on the condensed consolidated statements of operations in the year of application. As of September 30, 2014, the 2011, 2012, and 2013 tax refunds have been received for these amounts. Audit outcomes and the timing of the audit settlements are subject to uncertainty. If the New York City biotechnology tax credits are disallowed, the Company will have to repay the tax credits received, in aggregate of $626,887, plus interest and penalties. The Company determined it was more-likely-than-not the benefit would be realized when the benefits were recognized. As of September 30, 2014, management’s judgment has not changed.